Intangible Assets, net - Schedule of Intangible assets (Details)	Jun. 30, 2025 HKD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 HKD ($)
Finite-Lived Intangible Assets [Line Items]
Less: accumulated amortization	$ (55,147,403)	$ (7,025,236)	$ (52,091,503)
Intangible assets, net	17,569,561	2,238,190	18,787,163
Software
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross	227,081	28,928	223,381
Internally developed software
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross	$ 72,489,883	$ 9,234,498	$ 70,655,285